Share-based Compensation (Tables) - Incentive Shares Plan	12 Months Ended
Dec. 31, 2017
Schedule of Stock Option Shares Activities Under Company's Incentive Shares Plan

The following table sets forth the stock option shares activities under the Company’s Incentive Shares Plan for the years ended December 31, 2016 and 2017 is presented below after share split:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2014	42,910,000	0.0081	4.19	2,342
Granted	35,160,000	0.0313	—	—
Forfeited	(11,210,000)	0.0092	—	—
Outstanding at December 31, 2015	66,860,000	0.0201	3.66	6,766
Vested and expected to vest at December 31, 2015	64,819,600	0.0203	3.66	6,546
Granted	49,170,000	0.1260	—	—
Forfeited	(3,460,000)	0.0464	—	—
Outstanding at December 31, 2016	112,570,000	0.0650	3.37	22,688
Vested and expected to vest at December 31, 2016	109,754,200	0.0661	3.38	22,062
Granted	26,610,000	0.3020	—	—
Forfeited	(7,538,200)	0.0967	—	—
Outstanding at December 31, 2017	131,641,800	0.1108	2.69	172,618
Vested and expected to vest at December 31, 2017	130,381,052	0.1107	2.69	170,971
Exercisable as of December 31, 2017	52,529,300	0.0398	1.81	72,622

Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption

The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2015	Options Granted in 2016	Options Granted in 2017
	RMB	RMB	RMB
Risk-free interest rate	1.58%~1.90%	1.27%~1.35%	1.97%~2.04%
Expected life (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Expected volatility	42.0%~43.1%	43.3%~44.0%	39.0%~41.9%
Exercise multiple	2.8	2.8	2.8